EMPLOYEE BENEFITS (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Defined Benefit Plan Disclosure [Line Items]
Pension Expense	$ 16,150,214	$ 15,031,361	$ 11,980,634